Note receivable (Details) - USD ($)		12 Months Ended
	Nov. 09, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note Receivable [Abstract]
Unsecured promissory note	$ 3,000,000	$ 3,000,000
Interest rate	3.00%